Biological Assets - Summary of Change in Carrying Value of Biological Assets (Details) - CAD ($) $ in Thousands	10 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019
Changes In Biological Assets [Abstract]
Balance, beginning of year	$ 54	$ 876
Increase in biological assets due to capitalized costs	2,537	62,331
Net change in fair value of biological assets	(1,280)	30,726
Transferred to inventory upon harvest	(435)	(80,991)
Acquisitions (note 5a)		1,288
Foreign currency translation		79
Balance, end of year	$ 876	$ 14,309